As filed with the Securities and Exchange Commission on September 3, 1999

                                                      1933 Act File No. 33-57986
                                                      1940 Act File No. 811-7470

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
            Pre-Effective Amendment No.    ___                             [   ]
            Post-Effective Amendment No.   22                              [ X ]
                                           --

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
            Amendment No.                  23
                                           --

                        (Check appropriate box or boxes.)

                              HERITAGE SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code: (727) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

       Approximate Date of Proposed Public Offering         November 17, 1999
                                                   -----------------------------

It is proposed that this filing will become effective (check appropriate box)
      [ ]  immediately  upon filing pursuant to paragraph (b)
      [ ]  on (date) pursuant to paragraph (b)
      [ ]  60 days after filing pursuant to paragraph (a)(1)
      [ ]  on (date) pursuant to paragraph (a)(1)
      [X]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              HERITAGE SERIES TRUST
                           INFORMATION TECHNOLOGY FUND

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus for the Information Technology Fund

            Statement of Additional Information for the Information Technology Fund

            Part C of Form N-1A

            Signature Page

            Exhibits














The sole purpose of this filing is to add a new series of the Trust, the Information Technology Fund. This filing does not affect the prospectus and statement of additional information for the Class A, Class B and Class C shares of Eagle International Equity Portfolio ("Eagle International"), Aggressive Growth Fund, Growth Equity Fund, Mid Cap Growth Fund, Small Cap Stock Fund and Value Equity Fund of Heritage Series Trust, or the Eagle Class shares of Eagle International.

                              SUBJECT TO COMPLETION
                              ---------------------
                                                       HERITAGE
                                                        SERIES
                                                         TRUST



                                    [picture]



          FROM OUR FAMILY TO YOURS: THE INTELLIGENT CREATION OF WEALTH.



                                                    INFORMATION TECHNOLOGY FUND







                                   PROSPECTUS

                              ---------------, 1999



 These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                   [tree logo]


                                    HERITAGE
                                    --------
                                  SERIES TRUST


                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 421-4184

===============================================================================
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to buy these securities in any state where the offer or sale is not permitted.
===============================================================================

TABLE OF CONTENTS
================================================================================

DETAILS OF THE FUND

  Investment Objective.........................................................1

  How the Information Technology Fund Pursues its Objective....................1

  What are the Main Risks of Investing in the Information Technology Fund......1

  Who is the Portfolio Manager.................................................2

  What are the Costs of Investing in the Information Technology Fund...........3

  Expense Example..............................................................3



MANAGEMENT OF THE FUND

  Who Manages Your Fund........................................................4

  Distribution of Fund Shares..................................................4

  Year 2000....................................................................5



YOUR INVESTMENT

  Before You Invest............................................................5

  Choosing a Class of Shares...................................................5

  Sales Charge Reductions and Waivers..........................................7

  How to Invest................................................................8

  How to Sell Your Investment.................................................10

  How to Exchange Your Shares.................................................12

  Account and Transaction Policies............................................12

  Dividends, Capital Gains and Taxes..........................................13

                               DETAILS OF THE FUND

INFORMATION TECHNOLOGY FUND
================================================================================


    INVESTMENT OBJECTIVE.  The  Information   Technology  Fund  seeks  long-term
                           capital appreciation.

    HOW THE INFORMATION TECHNOLOGY FUND PURSUES ITS OBJECTIVE. The Information Technology Fund seeks to achieve its objective by investing primarily in equity securities of companies that have developed, or are expected to develop, products, processes or services that will provide significant technological advances and improvements, as well as companies that will benefit significantly from such advances and improvements. The fund invests in various technology subsectors, including personal computer hardware and software, enterprise hardware and software, data networking, telecommunications, Internet and electronic commerce, semiconductors, semiconductor equipment, computer/business services, contract manufacturing and component distribution.

    The fund's portfolio manager will use a "bottom-up" method of analysis based on fundamental research to select companies for the fund's portfolio. In selecting investments, the fund's portfolio manager will search for companies, regardless of size, whose stocks appear to be trading below their true value. The Fund also will invest in companies that are positioned for accelerated growth or higher earnings. The portfolio manager may sell any security in the fund's portfolio if the company's fundamentals deteriorate, the competitive landscape of the company or its industry changes, the company's position size in the fund's portfolio becomes too large, or new investments are more attractive.

    The fund will invest, under normal market conditions, at least 65% of its total assets in equity securities of companies that develop, manufacture or deliver technology-related products or services. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, securities convertible into common or preferred stock, and American Depository Receipts. Up to 35% of the fund's total assets may be invested in U.S. government securities, other investment-grade fixed income securities and cash equivalents. A portion of the fund's assets may be invested in foreign securities and options.

    As a temporary defensive measure because of market, economic or other conditions, the fund may invest up to 100% of its assets in high-quality, short-term debt instruments. To the extent that the fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

         WHAT ARE THE MAIN COMPONENTS OF THE RISKS OF INVESTING IN THE INFORMATION TECHNOLOGY FUND. Perhaps the biggest risk of investing in this fund is that its returns will fluctuate and you could lose money. This fund invests primarily in the equity securities of companies whose value might decrease in response to the activities of the company that issued the securities, general market conditions, and/or economic conditions. If this occurs, the fund's net asset value also may decrease.

        INVESTING IN A SINGLE SECTOR. The fund concentrates its investments in the information technology sector. As a result, the fund's investments likely will be sensitive to sector-wide conditions. Adverse conditions or developments affecting one technology subsector may spread to other companies within related technology subsectors. The market prices of companies within these subsectors may move in tandem, which may cause greater volatility on the fund's net asset value and performance than on a fund that invests among different and unrelated sectors.

        INVESTING IN TECHNOLOGY COMPANIES. Investments in information technology companies present special and significant risks. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the fund invests may become obsolete or have relatively short product cycles. As a result the fund's returns may be considerably more volatile than the returns of other mutual funds that do not invest in similarly related companies.

        INVESTING IN SMALL-CAP COMPANIES. The fund may invest a portion of its assets in small-capitalization information technology companies. Small cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater these risks.

        INTEREST RATE RISK. A rising interest rate environment tends to negatively affect companies in the technology sector. Those technology companies having high market valuations may appear less attractive to investors which may cause sharp decreases in the companies' market prices. Further, those technology companies seeking to finance their expansion would have increased borrowing costs which may negatively impact their earnings. In addition, a rise in interest rates typically will cause the market value of any fixed-income securities held by the fund to fall. Consequently, in a rising interest rate environment, the fund's performance may be reduced.

        INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve greater risks than investing in domestic securities. The fund's investments in foreign securities may be adversely affected through economic, political or regulatory developments in a foreign security's home country. In addition, the fluctuations in currency exchange rates may impact the fund's performance. As a result, the fund's returns and net asset value may be reduced.

        INVESTING IN ILLIQUID SECURITIES. The fund may invest a portion of its assets in illiquid securities. Illiquid securities may trade at a discount when compared to more liquid investments. The fund may be unable to sell illiquid securities in a timely manner or at a fair price due to the lack of liquidity. In addition, the sale of such securities may require more time and increased selling expenses. Consequently, the fund's investments in illiquid securities may have an adverse impact on its net asset value.

        NON-DIVERSIFICATION RISK. The fund is non-diversified which means it invests in a limited number of companies. Consequently, the performance of any one company may have a substantial impact on the fund's performance. In addition, the fund's net asset value may fluctuate more than a fund investing in a larger number of companies.

        PORTFOLIO TURNOVER. The fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. The portfolio manager expects that the fund's portfolio turnover will exceed 100%. The fund's turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors.

    WHO IS THE  PORTFOLIO  MANAGER.  Duane  Eatherly,  CFA, a __________  of the
fund's  subadviser  Eagle  Asset  Management,   Inc.,  is  responsible  for  the
day-to-day management of the fund.

    WHAT ARE THE COSTS OF INVESTING IN THE INFORMATION TECHNOLOGY FUND. The tables below describe the fees and expenses that you may pay if you buy and hold shares of the fund. The fund's expenses are based on estimated expenses to be incurred for the fiscal year ending October 31, 2000.

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment):
-----------------------------------------------------------------------------------------------
                                                              Class A      Class B    Class C
                                                              -------      -------    -------

Maximum Sales Charge Imposed on Purchases (as a % of           4.75%        None       None
offering price)
Maximum Deferred Sales Charge (as a % of original               None         5%*       1%**
purchase price or redemption proceeds, whichever is lower)
Wire Redemption Fee (per transaction)                          $5.00        $5.00      $5.00
----------------------------------------------------------- ------------- ---------- ----------
*  Declining  over a six-year  period as follows:  5% during the first year,  4%
   during the second year, 3% during the third and fourth  years,  2% during the fifth year, 1% during the sixth year and 0%  thereafter.  Class B shares will convert to Class A shares eight years after purchase.
** Declining to 0% at the first year.

-----------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (expenses deducted from fund assets):
-----------------------------------------------------------------------------------------------
                                                              Class A      Class B    Class C
                                                              -------      -------    -------
Management Fees*                                               1.00%        1.00%      1.00%
Distribution and Service (12b-1) Fees                          0.25%        1.00%      1.00%
Other Expenses                                                 2.39%        2.39%      2.39%
                                                               -----        -----      -----
Total Annual Fund Operating Expenses                           3.64%        4.39%      4.39%
Fee Waiver and/or Expense Reimbursement*                       1.99%        1.99%      1.99%
Net Expenses                                                   1.65%        2.40%      2.40%
                                                               =====        =====      =====
----------------------------------------------------------- ------------- ---------- ----------
*   Heritage Asset Management,  Inc. has agreed to waive its investment advisory fees and, if necessary, reimburse the fund to the extent that Class A annual operating  expenses  exceed 1.65% of the class' average daily net assets and
    Class B and Class C annual  operating  expenses  exceed 2.40% of that class'
    average  daily net assets for the fund's 2000 fiscal year.  Any reduction in
    Heritage's  management fees is subject to  reimbursement  by the fund within the  following  two years if overall  expenses  fall below these  percentage limitations.

    EXPENSE EXAMPLE. This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the fund's operating expenses for Year 1 are net of fee waivers and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------------------------
Share Class                                                      Year 1            Year
-----------------------------------------------------------------------------------------------
  A shares                                                        $635             $1,537
  B shares
    Assuming redemption at end of period                          $743             $1,629
    Assuming no redemption                                        $243             $1,329
  C shares                                                        $243             $1,329
-----------------------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

WHO MANAGES YOUR FUND
================================================================================

    INVESTMENT ADVISER. Heritage Asset Management, Inc. serves as the investment adviser and administrator for the fund. Heritage manages, supervises and conducts the business and administrative affairs of the fund and the other Heritage mutual funds with net assets totaling approximately $___ billion as of August 31, 1999. Heritage's contractual aggregate annual investment advisory and administration fee for the fund is 1.00% of the fund's average daily net assets on the first $100 million and 0.75% on average daily net assets over $100 million.

    Heritage is located at 880 Carillon Parkway, St. Petersburg, Florida 33716, and is a wholly owned subsidiary of Raymond James Financial, Inc. (RJF), together with its subsidiaries, provides a wide range of financial services to retail and institutional clients.

    SUBADVISER. Heritage may allocate and reallocate the assets of the fund among one or more investment subadvisers, subject to review by the Board of Trustees. In the future, Heritage may apply to the Securities and Exchange Commission (SEC) to receive approval to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of fund shareholders, but with the approval of the fund's Board. Upon issuance of such relief from the SEC, no shareholder approval would be required, subject to certain conditions. One of the conditions would be that the fund must send notice to shareholders containing information about the new subadvisor or a material change to an existing subadvisory contract.

    Heritage has selected Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, to provide investment advice and portfolio management services to the fund's portfolio. Eagle has been managing private accounts since 1976 for a diverse group of clients, including individuals, corporations, municipalities and trusts. Eagle managed approximately $___ billion for these clients as of August 31, 1999.

    PORTFOLIO MANAGER. Duane Eatherly, a _________of Eagle, is responsible for the day-to-day management of the fund's portfolio. From January 1996 to May 1999, Mr. Eatherly served as a Sector Manager (Technology Equities) at Banc One Investment Advisors. Prior to that, he was a Vice President (Acquisitions) with Banc One Private Label Credit Services from November 1995 to January 1996, and Senior Associate (Merchant Banking Group) with Banc One Capital Corporation from June 1993 to January 1996. Mr. Eatherly is a Chartered Financial Analyst and Certified Financial Planner.

DISTRIBUTION OF FUND SHARES
================================================================================

    Raymond James & Associates, Inc. (RJA) currently serves as the distributor of the fund. Subject to regulatory approvals, the fund's Board of Trustees has approved a proposed distribution agreement with Heritage Fund Distributors, Inc.

YEAR 2000
================================================================================

    The fund could be affected adversely if the computer systems used by Heritage, Eagle, the fund's other service providers, or companies in which the fund invests do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. Heritage and Eagle have taken steps that they believe are reasonably designed to address the potential failure of computer systems used by them and the fund's service providers to address the Year 2000 issue. However, due to the fund's reliance on various service providers to perform essential functions, the fund could have difficulty calculating its net asset value, processing orders for share sales and delivering account statements and other information to shareholders. There can be no assurance that these steps will be sufficient to avoid any adverse impact.


                                 YOUR INVESTMENT

BEFORE YOU INVEST
================================================================================

    Before you invest in the fund, please

o       Read this prospectus carefully.
o       Next, decide which class of shares is best for you.
o Finally, decide how much you wish to invest and how you want to open an account.

CHOOSING A CLASS OF SHARES
================================================================================

     You can choose from three classes of shares: Class A shares, Class B shares and Class C shares. Each class has a different combination of sales charges and ongoing fees allowing you to choose the class that best meets your needs. You should make this decision carefully based on:

o       the amount you wish to invest,
o       the  different  sales  charges that apply to each share  class,
o       whether you qualify for any reduction or waiver of sales  charges,
o       the length of time you plan to keep the investment, and
o       the class expenses.

    CLASS A SHARES. You may purchase Class A shares at the "offering price" - a price equal to their net asset value, plus a maximum sales charge of 4.75% imposed at the time of purchase. Class A shares are subject to ongoing distribution and service (Rule 12b-1) fees of up to 0.25% of their average daily net assets. These fees are lower than the ongoing Rule 12b-1 fees for Class B shares and Class C shares.

    If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. If you invest more, the sales charge will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described below.

     ----------------------------------------------------------------------------------------
                                       Class A Sales Charges
     ----------------------------------------------------------------------------------------
                                AS A % OF         AS A % OF YOUR        DEALER CONCESSION
     YOUR INVESTMENT          OFFERING PRICE        INVESTMENT      AS % OF OFFERING PRICE(1)
     ---------------          --------------        ----------      -------------------------

      Less than $25,000............4.75%               4.99%                4.25%
      $25,000-$49,999..............4.25%               4.44%                3.75%
      $50,000-$99,999..............3.75%               3.90%                3.25%
      $l00,000-$249,999............3.25%               3.36%                2.75%
      $250,000-$499,999............2.50%               2.56%                2.00%
      $500,000-$999,999............1.50%               1.52%                1.25%
      $1,000,000 and over..........0.00%               0.00%                0.00% (2)
     ----------------------------------------------------------------------------------------

     (1) During certain periods, the fund's distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above.
     (2) For purchases of $1 million or more, Heritage may pay from its own resources to the Distributor, up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter. There shares purchased will then be subject to an 18-month CDSC of 1.00% and Heritage will retain the initial year's Rule 12b-1 fees.

    CLASS B SHARES. You may purchase Class B shares at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares within 6 years of purchase, you will pay a "contingent deferred" sales charge (CDSC) at the time of sale of up to 5.00%. Class B shares are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares but the same as for the Class C shares. Class B shares are offered for sale only for purchases of less than $250,000.

    If you choose to invest in Class B shares, you will pay a sales charge if you sell those shares within 6 years of purchase. The CDSC imposed on sales of Class B shares will be calculated by multiplying the original purchase cost or the current market value of the shares being sold, whichever is less, by the percentage shown on the following chart. The longer you hold the shares, the lower the rate of the CDSC. The CDSC may be waived as described below. Any period of time you held Class B shares of the Heritage Cash Trust-Money Market Fund will not be counted when determining your CDSC.

        -------------------------------------------------------------
                             Class B Deferred Charges
        -------------------------------------------------------------
             Redemption During             CDSC on shares being sold
             -----------------             -------------------------
             1st year                      5%
             2nd year                      4%
             3rd year                      3%
             4th year                      3%
             5th year                      2%
             6th year                      1%
             After 6 years                 0%
        -------------------------------------------------------------

     CONVERSION OF CLASS B SHARES. If you buy Class B shares and hold them for 8 years, we automatically will convert them to Class A shares without charge. Any period of time you held Class B shares of the Heritage Cash Trust-Money Market Fund will be excluded from the 8-year period. At this time, we also will convert any Class B shares that you purchased with reinvested dividends and other distributions. We do this to lower your investment costs.

    When we do the conversion, you will receive Class A shares in an amount equal to the value of your Class B shares. However, because Class A and Class B shares have different prices, you may receive more or less Class A shares after the conversion. The dollar value will be the same, so you have not lost any money as a result of the conversion.

    CLASS C SHARES. You may purchase Class C shares at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you sell the shares less than 1 year after purchase, you will pay a CDSC at the time of sale of 1.00%. Class C shares are subject to ongoing Rule 12b-1 fees of up to 1.00% of their average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares and is the same as for the Class B shares. Class C shares do not convert to any other class of shares. Any period of time you held Class C shares of the Heritage Cash-Trust Money Market Fund will not be counted toward the 1-year period.

    If you choose to invest in Class C shares, you will pay a sales charge if you sell your shares less than 1 year after purchase. The CDSC imposed on sales of Class C shares will be calculated based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC may be waived as described below.

    UNDERSTANDING RULE 12B-1 FEES. The fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and sales fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


SALES CHARGE REDUCTIONS AND WAIVERS
================================================================================


    We offer a number of ways to reduce or eliminate the initial sales charge on Class A shares or the CDSC on Class B and Class C shares. If you think you are eligible, contact Heritage or your financial advisor for further information.

    REDUCING YOUR CLASS A SALES CHARGE. We offer three programs designed to reduce your Class A sales charge. You may choose one of these programs to combine multiple purchases of Class A shares of Heritage mutual funds to take advantage of the reduced sales charges listed in the schedule above. Please complete the appropriate section of your account application, contact your financial advisor or Heritage if you would like to take advantage of these programs.

      o RIGHTS OF ACCUMULATION - Lets you combine purchases in related accounts for purposes of calculating sales charges. Under this program, a related account includes any other direct or beneficial accounts you own, your spouse's accounts, or accounts held by your minor children.

      o COMBINED PURCHASE PRIVILEGE - Lets you add the value of your previous Class A investments for purposes of calculating the sales charge if the total amount you have invested is at least $25,000.

      o STATEMENT OF INTENTION - Lets you purchase Class A shares of any Heritage mutual fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You must invest at least $25,000 to obtain the benefit of this privilege.

    WAIVER OF CLASS A SHARES SALES CHARGE. Class A shares may be sold at net asset value without any sales charge to: (1) Heritage and Eagle; (2) current and retired officers and Trustees of the fund; (3) directors, officers and full-time employees of Heritage, Eagle, any subadviser of a Heritage mutual fund, the fund's distributor and its affiliates; (4) registered financial advisors and employees of broker-dealers that are parties to dealer agreements with the fund's distributor (or financial institutions that have arrangements with such broker-dealers); and (5) directors, officers and full-time employees of banks that are party to agency agreements with the distributor, and all such persons' immediate relatives and their beneficial accounts. In addition, members of the American Psychiatric Association may purchase Class A shares at a sales charge equal to two-thirds of the percentages in the above table. The dealer concession also will be adjusted in a like manner. Class A shares also may be purchased without sales charges by investors who participate in certain broker-dealer wrap fee investment programs.

     In addition, Class A shares may be sold at net asset value without any sales charges to participants of retirement plans which have at least 100 participants or $50 million dollars. Heritage may pay from its own resources to the Distributor up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter, by these plans. Any participant in these plans who redeems Class A shares within 18 months of his or her purchase may be subject to a CDSC of 1.00% and Heritage will retain the initial year's Rule 12b-1 fees.

    Class A shares also may be sold at net asset value without any sales charges to individual retirement accounts, qualified retirement plans and taxable accounts that execute transactions through a single omnibus account per fund that is maintained by a financial institution or service organization that has entered into an acceptable administrative or similar agreement with the applicable Heritage mutual fund, Heritage or the fund's distributor.

     CDSC WAIVERS. The CDSC for Class A shares, Class B shares and Class C shares currently is waived if the shares are sold:

      o    to make certain distributions from retirement plans,
      o because of shareholder death or disability (including shareholders who own shares in joint tenancy with a spouse),
      o to make payments through certain sales from a Systematic Withdrawal Plan of up to 12% annually of the account balance at the beginning of the plan, or
      o to close out shareholder accounts thatdo not comply with the minimum balance requirements.

    REINSTATEMENT PRIVILEGE. If you sell shares of a Heritage mutual fund, you may reinvest some or all of the sales proceeds up to 90 days later in the same share class of any Heritage mutual fund without incurring additional sales charges. If you paid a CDSC, the reinvested shares will have no holding period requirement. You must notify the fund if you decide to exercise this privilege.


HOW TO INVEST
================================================================================

    INITIAL OFFERING OF SHARES. The fund initially will offer its shares for sale during a period scheduled to end at the close of business on __________, 1999. During this period, shares of the fund will be offered through RJA to participating dealers or banks at a price of $_____ per Class A share (including the applicable sales charge) with a maximum offering price of $______ per share. Class B and Class C shares will be offered at $_____. During this period, a financial advisor of RJA, participating dealers, or participating banks may receive payments for any orders. These persons may benefit from the temporary use of funds received prior to close of the initial offering period. After the close, the fund will commence investment operations. The fund may withdraw, cancel or modify the offering of shares during the initial offering period without notice or refuse any order in whole or in part, if the fund determines that it is in its best interests to do so.

    MINIMUM INITIAL INVESTMENT. Once you have chosen a share class, the next step is to determine the amount you wish to invest. The minimum initial investment for the fund is:


         ---------------------------------------------------------------------
                                        Minimum Initial         Subsequent
          Type of Account                 Investment            Investment
         ---------------------------------------------------------------------
         Regular Account                    $1,000              No minimum
         Systematic Investment                $50            $50 on a monthly
           Program                                                basis
         Retirement Account                 $1,000              No minimum
         ---------------------------------------------------------------------

    Heritage may waive these minimum requirements at its discretion. Investments in IRAs may be reduced or waived under certain circumstances. Contact Heritage or your financial advisor for further information.

    OPENING AN ACCOUNT.  You may open an account in the following ways:

    THROUGH YOUR FINANCIAL ADVISOR. You may invest in the fund by contacting your financial advisor. Your financial advisor can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives.

    BY MAIL. You may invest in the fund directly by completing and signing the account application found in this prospectus. Indicate the class of shares and the amount you wish to invest. If you do not specify a share class, we will automatically choose Class A shares, which include a front-end sales charge. Make your check payable to the fund and specific class of shares you are purchasing. Mail the application and your payment to:

           Heritage Asset Management, Inc.
           P.O. Box 33022
           St. Petersburg, FL 33733

    BY DOLLAR COST AVERAGING PLANS. We offer the following plans to allow you to make regular, automatic investments into the fund. You determine the amount and frequency of your investments. You can terminate your plan at any time. Availability of these plans may be limited by your financial advisor.

      o AUTOMATIC INVESTING - You may instruct us to transfer funds from a specific bank checking account to your Heritage account. This transfer will be effected either by electronic transfer or paper draft. Complete the appropriate sections of the account application or the Heritage Bank Draft Investing form to activate this service.

      o DIRECT DEPOSIT - You may instruct your employer to direct all or part of your paycheck to your Heritage account. You also may direct to your account other types of payments you receive such as from an insurance company or another mutual fund family. Contact your financial advisor or Heritage for the direct deposit enrollment form. Please note the routing instructions are different than the Federal Reserve wire instructions discussed below.

      o GOVERNMENT DIRECT DEPOSIT - Beginning in 1999, any newly established investment programs by employees of the Federal government must be paid through direct deposit. You can have your Social Security, military pension, paycheck or other Federal government payment sent to your Heritage account. Your completed Government Direct Deposit form requires Heritage's review and approval for processing. Contact your financial advisor or Heritage for an enrollment form.

      o AUTOMATIC EXCHANGE - You may make automatic regular exchanges between two or more Heritage mutual funds. These exchanges are subject to the exchange requirements discussed below.

If you discontinue any of these plans before your account reaches the required minimum investment, you must buy more shares to keep your account open.

    THROUGH A RETIREMENT PLAN. Heritage mutual funds offer a range of retirement plans, including self-directed, traditional and Roth IRAs, Keogh Plans, SEPs and SIMPLEs. A special application and custodial agreement is required. Contact your financial advisor or Heritage for more information.

    BY WIRE. You may invest in the fund by Federal Reserve wire sent from your bank. Mail your completed and signed account application to Heritage. Contact Heritage at (800) 421-4184 or your financial advisor to obtain your account number before sending the wire. Your bank may charge a wire fee. Send your investment and the following information by Federal Reserve or bank wire to:

           State Street Bank and Trust Company
           ABA #011-000-028
           Account # 3196-769-8
           Name of the Fund
           The class of shares to be purchased
           (Your account number assigned by Heritage)
           (Your name)


HOW TO SELL YOUR INVESTMENT
================================================================================

    You can sell - or redeem - shares of the fund for cash at any time, subject to certain restrictions.

     APPLICATION OF CDSC. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held Class B or Class C shares of Heritage Cash Trust-Money Market Fund will not be counted for purposes of calculating the CDSC.

    HOW TO SELL YOUR SHARES. You may contact your financial advisor or Heritage with instructions to sell your investment in the following ways:

    THROUGH YOUR FINANCIAL ADVISOR. You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor will transmit your request to sell shares of the fund and may charge you a fee for this service.

    BY TELEPHONE. You may sell shares from your account by telephone by calling the fund at (800) 421-4184 prior to the close of regular trading on the New York Stock Exchange - typically 4:00 p.m. Eastern time. If you do not wish to have telephone redemption privileges, you must complete the appropriate section of the account application.

    BY MAIL. You may sell shares of the fund by sending a letter of instruction. Specify the fund's name, your share class, your account number, the names in which the account is registered and the dollar value or number of shares you wish to sell. Include all signatures and any additional documents that may be required. Mail the request to Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733.

    Some circumstances require a written letter requesting sale of shares, along with a signature guarantee. These include:

      o    Sales from any  account  that  has had an address  change in the past
           30 days

      o    Sales of  greater  than  $50,000

      o Sales in which payment is to be sent to an address other than the address of record

      o Sales in which payment is to be made to payees other than the exact registration of the account or

      o Exchanges or transfers into other Heritage accounts that have different titles

    We will only accept official signature guarantees from participants in our signature guarantee program, which includes most banks and security dealers. A notary public can not guarantee your signature.

    BY SYSTEMATIC WITHDRAWAL PLAN. This plan may be used for periodic withdrawals from your account. To establish, complete the appropriate section of the account application or the Heritage systematic withdrawal form (available from your financial advisor or Heritage) and send that form to Heritage. Availability of this plan may be limited by your financial advisor. You should consider the following factors when establishing a plan:

      o    Make sure you have a sufficient amount of shares in your account.

      o Determine how much you wish to withdraw. You must withdraw a minimum of $50 for each transaction.

      o Make sure you are not planning to invest more money in this account (buying shares during a period when you also are selling shares of the same fund is not advantageous to you, because of sales charges).

      o Determine the schedule: monthly, quarterly, semiannual or annual basis.

      o Determine which day of the month you would like the withdrawal to occur. Available dates are the 1st, 5th, 10th or 20th day of the month. If such a date falls on the weekend, the withdrawal will take place on the next business day.

      o Heritage reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

    RECEIVING PAYMENT. When you sell shares, payment of the proceeds generally will be made the next business day after your order is received. If you sell shares that were recently purchased by check or pre-authorized automatic purchase, payment will be delayed until we verify that those funds have cleared, which may take up to two weeks. You may receive payment of your sales proceeds the following ways:

      o BY CHECK - We will mail a check to the address of record or bank account specified on your account application. Checks made payable to other than the registered owners or sent to an address other than the address of record require written instruction accompanied by a signature guarantee, as described above.

      o BY WIRE - You may request that we send your proceeds by Federal Reserve wire to a bank account you specify. You must provide wiring instructions to Heritage in writing. We normally will send these proceeds the next day. A $5.00 wire fee will be charged to your account.

      o TO YOUR BROKERAGE ACCOUNT - If you place your redemption request with your financial advisor, payment can be directed to your brokerage account. Payment for these trades occurs three business days after you place your sale request.


HOW TO EXCHANGE YOUR SHARES
================================================================================

    If you own shares of the fund for at least 30 days, you can exchange those shares for shares of the same class of any other Heritage mutual fund provided you satisfy the minimum investment requirements. You may exchange your shares by calling your financial advisor or Heritage if you exchange to like titled Heritage accounts. Written instructions with a signature guarantee, as described above, are required if the accounts are not identically registered.

    You may make exchanges without paying any additional sales charges. However, if you exchange shares of the Heritage Cash Trust-Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage mutual fund, you must pay the applicable sales charge.

    Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange. However, if you hold Class B shares or Class C shares in the Heritage Cash Trust-Money Market Fund, the time you hold those shares in that fund will not be counted for purposes of calculating the CDSC.


ACCOUNT AND TRANSACTION POLICIES
================================================================================

    PRICE OF SHARES. The fund's regular business days are the same as those of the New York Stock Exchange, normally Monday through Friday. The net asset value per share (NAV) for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern time). The share price is calculated by dividing a class's net assets by the number of its outstanding shares. Because the value of the fund's investment portfolio changes every business day, the NAV usually changes as well.

    In calculating NAV, the fund typically prices its securities by using pricing services or market quotations. However, in cases where these are unavailable or when the portfolio manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead. In addition, the fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends and other days when the fund does not price its shares. As a result, the NAV of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

    TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, we will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, we are not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone redemptions are not permitted on accounts whose name or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

    TIMING OF ORDERS. All orders to purchase or sell shares are executed at the next NAV calculated after the order has been received in good order. Orders are accepted until the close of regular trading on the New York Stock Exchange every business day - normally 4:00 p.m., Eastern time - and are executed the same day at that day's NAV. Otherwise, all orders will be executed at the NAV determined as of the close of regular trading on the next trading day.

    RESTRICTIONS ON ORDERS. The fund and its distributor reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time. There are certain times when you may not be able to sell shares of the fund or when we may delay paying you the proceeds. This may happen during unusual market conditions or emergencies or when the fund cannot determine the value of its assets or sell its holdings.

    REDEMPTION IN KIND. We reserve the right to give you securities instead of cash when you sell shares of the fund. If the amount of the sale is at least either $250,000 or 1% of the fund's assets, we may give you securities from the fund's portfolio instead of cash.

    ACCOUNTS WITH BELOW-MINIMUM BALANCES. If your account balance falls below $500 as a result of selling shares (and not because of performance or sales charges), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close your account and send the proceeds to your address of record.


DIVIDENDS, CAPITAL GAINS AND TAXES
================================================================================

    DISTRIBUTIONS AND TAXES. The fund distributes to its shareholders dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses. The dividends you receive from the fund will be taxed as ordinary income.

    The fund also distributes net capital gains to its shareholders normally once a year. Capital gains are generated by the fund when it sells assets in its portfolio for profit. Capital gains are taxed differently depending on how long the fund held the asset. Distributions of net gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of net gains recognized on the sale of assets held longer than that (long-term capital gains) are taxed at lower capital gains rates.

    Fund distributions of dividends and net capital gains are automatically reinvested in fund shares at NAV (without sales charge) unless you opt to take your distributions in cash, in the form of a check or direct them for purchase of shares in another Heritage mutual fund. However, if you have a retirement plan or a Systematic Withdrawal Plan, your distributions will be automatically reinvested in fund shares.

    In general, selling or exchanging shares and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

    ----------------------------------------------------------------------------
           Type of Transaction                       Tax Status
    ----------------------------------------------------------------------------
     Income  dividends                           Ordinary income rate

     Short-term capital gain distributions       Ordinary  income rate

     Long-term capital gain distributions        Capital  gains rate

     Sale or exchange of fund share owned        Long-term capital  gains
     for more than one year                      or losses(capital gains rate)

     Sale or  exchange of fund share owned       Gains are  taxed  at the  same
     for one year or less                        rate as ordinary income; losses
                                                 are  subject to special rules
    --------------------------------------- ------------------------------------

    Dividend distributions will vary by class and are anticipated to be generally higher for Class A shares.

    TAX REPORTING. If you are a non-retirement account holder, then each year, we will send you a Form 1099 that tells you the amount of fund distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31 of the year they are declared.

    WITHHOLDING TAXES. If you are a non-corporate shareholder and the fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold 31% of the distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against the tax liability on your tax return.

    Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

                              FOR MORE INFORMATION

         More information on these funds is available free upon request, including the following:

     Statement of Additional Information (SAI). Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated herein by reference
                (is legally considered part of this prospectus).

              To obtain information contact Heritage Mutual Funds:

                           By mail:       880 Carillon Parkway
                                          St. Petersburg, Florida  33716

                           By telephone:  (800) 421-4184


                                [Insert Picture]


    Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, by writing from the Public
          Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or by calling the Commission at 800-SEC-0330.
    Reports and other information about the funds may be viewed on-screen or downloaded from the SEC's Internet web site at
                              http://www.sec.gov.

      The fund's Investment Company and 1933 Act registration numbers are:
         Heritage Series Trust:                   811-7470       33-57986
            Information Technology Fund           811-7470       33-57986

         No dealer, salesman or other person has been authorized to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the funds or their distributor.
   This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.


                               [insert tree logo]

                                    HERITAGE
                                    --------
                                  SERIES TRUST


                            FROM OUR FAMILY TO YOURS:
                       THE INTELLIGENT CREATION OF WEALTH
                        Raymond James & Associates, Inc.
                                   Distributor
                       Member New York Stock Exchange/81PC
                    P.O. Box 33022, St. Petersburg, FL 33733
                            727-573-8143 800-421-4184

                       STATEMENT OF ADDITIONAL INFORMATION
                              HERITAGE SERIES TRUST
                           INFORMATION TECHNOLOGY FUND


      This Statement of Additional Information ("SAI") dated ____________, 1999, should be read in conjunction with the Prospectus of the Heritage Series Trust Information Technology Fund (the "fund") dated ____________, 1999. This SAI is not a prospectus. To receive a copy of the fund's Prospectus, write to Heritage Asset Management, Inc. ("Heritage") at the address below or call (800) 421-4184.

                         HERITAGE ASSET MANAGEMENT, INC.
               880 Carillon Parkway, St. Petersburg, Florida 33716

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

GENERAL INFORMATION..........................................................1
INVESTMENT INFORMATION.......................................................1
      Non-Diversified Status.................................................1
      Investment Policies and Strategies.....................................1
      Industry Classifications..............................................12
INVESTMENT LIMITATIONS......................................................12
NET ASSET VALUE.............................................................14
PERFORMANCE INFORMATION.....................................................15
INVESTING IN THE FUND.......................................................16
      Systematic Investment Options.........................................16
      Retirement Plans......................................................16
      Class A Combined Purchase Privilege (Right of Accumulation)...........17
      Class A Statement of Intention........................................18
REDEEMING SHARES............................................................18
      Systematic Withdrawal Plan............................................19
      Telephone Transactions................................................19
      Redemptions in Kind...................................................20
      Receiving Payment.....................................................20
EXCHANGE PRIVILEGE..........................................................21
CONVERSION OF CLASS B SHARES................................................21
TAXES ......................................................................22
SHAREHOLDER INFORMATION.....................................................23
FUND INFORMATION............................................................25
      Management of the Fund................................................25
      Investment Adviser and Administrator; Subadviser......................27
      Brokerage Practices...................................................29
      Distribution of Shares................................................30
      Administration of the Fund............................................31
      Potential Liability...................................................31
APPENDIX...................................................................A-1

GENERAL INFORMATION
-------------------

      The Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers its shares through seven separate investment portfolios, including the fund. The fund offers three classes of shares, Class A shares sold subject to a 4.75% maximum front-end sales charge ("Class A shares"), Class B shares sold subject to a 5% maximum contingent deferred sales charge ("CDSC"), declining over a six-year period ("Class B shares"), and Class C shares sold subject to a 1% CDSC ("Class C shares"). To obtain more information about the Trust's other investment portfolios, call (800) 421-4281.

INVESTMENT INFORMATION
----------------------

      NON-DIVERSIFIED STATUS
      ----------------------

      The fund is classified as non-diversified within the meaning of the 1940 Act, which means that it is not restricted by the 1940 Act in the proportion of its assets that it may invest in the securities of a single issuer. The fund's investments are limited, however, in order to allow the fund to qualify as a "regulated investment company" under current tax law. See "Taxes" for more information. To the extent that the fund assumes large positions in the securities of a small number of issuers, the fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

      INVESTMENT POLICIES AND STRATEGIES
      ----------------------------------

      The fund invests at least 65% of its total assets in the equity securities of companies that develop, manufacture or deliver technology-related products or services. Up to 35% of the fund's total assets may be invested in U.S. government securities, other investment-grade fixed income securities and cash equivalents. The information that follows in this section describes these and other types of securities and instruments the fund may invest in to achieve its investment objective.

      DEBT SECURITIES:

      Under normal circumstances, the fund may invest up to 35% of its total assets in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil.

      EQUITY SECURITIES:

      The fund invests at least 65% of its total assets in equity securities.

      AMERICAN DEPOSITARY RECEIPTS ("ADRs"). The fund may invest in sponsored and unsponsored ADRs. ADRs are receipts that represent interests in or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the U.S.

      COMMON STOCKS. The fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      CONVERTIBLE SECURITIES. The fund may invest in convertible securities, including up to 10% of its assets in convertible securities rated below investment grade. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. Convertible securities combine the fixed-income characteristics of bonds and capital appreciation potential of preferred stock. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Please see the discussion of "Investment Grade/Lower Rated Securities" below for additional information.

      PREFERRED STOCK. The fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REAL ESTATE INVESTMENT TRUSTS ("REITs"). The fund may invest in REITs. REITs include equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

      WARRANTS AND RIGHTS. The fund may purchase warrants and rights, which are instruments that permit the fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. The fund does not intend to invest more than 5% of its respective net assets in warrants. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

      FOREIGN SECURITIES EXPOSURE:

      DEPOSITORY RECEIPTS. The fund may invest up to 15% of its total assets in sponsored or unsponsored European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and International Depository Receipts ("IDRs") EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers (collectively "Depository Receipts"). Depository Receipts are receipts that represent interests in or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

      EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts. Depository Receipts also involve the risks of other investments in foreign securities, as discussed below.

      FOREIGN SECURITIES. The fund may invest up to 15% of its total assets in foreign securities (including Depository Receipts). In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of the fund, political or financial instability or diplomatic and other developments that could affect such investments. Further, the economies of some countries may differ favorably or unfavorably from the economy of the United States.

      The fund will not invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of its subadviser, Eagle Asset Management, Inc. ("Eagle"), such restrictions are likely to be imposed. However, certain currencies may become blocked (i.e., not freely available for transfer from a foreign country), resulting in the possible inability of the fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

      Because investments in foreign companies usually will involve currencies of foreign countries and because the fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of the assets of these funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. The fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. Additionally, to protect against uncertainty in the level of future exchange rates, the fund may enter into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward currency contract" or "forward contract").


      HEDGING INSTRUMENTS - OPTIONS, FORWARDS AND HEDGING TRANSACTIONS:

      GENERAL DESCRIPTION. The fund may purchase and sell options on securities, indices of securities and currencies and forward currency contracts ("Hedging Instruments") to attempt to hedge its investment portfolio. The fund also may use forward currency contracts to shift exposure from one foreign currency to another and write call options for income.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's investment portfolio. Thus, in a short hedge, the fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. A long hedge is the purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.

      Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Hedging Instruments on indices may be used to hedge broad market sectors.

      The use of Hedging Instruments is subject to applicable regulations of the U.S. Securities and Exchange Commission ("SEC"), the exchanges upon which they are traded. In addition, the fund's ability to use Hedging Instruments may be limited by tax considerations. See "Taxes."

      In addition to the products and strategies described below, the fund expect to discover additional opportunities in connection with options and forward currency contracts. These new opportunities may become available as the fund's subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options or forward currency contracts or other techniques are developed. The fund's subadviser may utilize these opportunities to the extent that it is consistent with the fund's investment objectives and permitted by the fund's investment limitations and applicable regulatory authorities.

      SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow.

      (1) Successful use of most Hedging Instruments depends upon the fund's subadviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While the fund's subadviser are experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      To compensate for imperfect correlation, the fund may purchase or sell Hedging Instruments in a greater dollar amount than the hedged securities or currency if the volatility of the hedged securities or currency is historically greater than the volatility of the Hedging Instruments. Conversely, the fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities or currency is historically less than that of the Hedging Instruments.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because its subadviser projected a decline in the price of a security in the fund's investment portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

      (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties. If the fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

      COVER FOR HEDGING STRATEGIES. Some Hedging Instruments expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, forward currency contracts or options contracts or (2) cash and other liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for instruments and will, if the guidelines so require, set aside cash or other liquid assets in a segregated account with the fund's custodian, State Street Bank & Trust Company ("Custodian") in the prescribed amount.

      Assets used as cover or otherwise set aside cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the fund's assets to cover in segregated accounts could impede its ability to meet redemption requests or other current obligations.

      FOREIGN CURRENCY HEDGING STRATEGIES -- RISK FACTORS. The fund may use options on foreign currencies. Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      The fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, a fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on another currency or basket of currencies, the values of which the subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, the fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.

      Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation of the fund to purchase or sell specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. The fund also may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date either with respect to specific transactions or with respect to portfolio positions in order to minimize its risk from adverse changes in the relationship between the U.S. dollar and foreign currencies.

      Forward currency transactions may serve as long hedges - for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that it intends to acquire. Forward currency contract transactions also may serve as short hedges - for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or from a dividend or interest payment on a security denominated in a foreign currency.

      As noted above, the fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the fund's subadviser believes will have a positive correlation to the values of the currency being hedged. Use of a different foreign currency magnifies the risk that movements in the price of the forward contract will not correlate or will correlate unfavorably with the foreign currency being hedged.

      In addition, the fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and its subadviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the fund's exposure to foreign currency exchange rate fluctuations.

      The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts usually are entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      Sellers or purchasers of forward currency contracts can enter into offsetting closing transactions, by purchasing or selling, respectively, an instrument identical to the instrument sold or bought. Secondary markets generally do not exist for forward currency contracts, however, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      OPTIONS TRADING. The fund may purchase, or may use for hedging purposes, options on securities, equity indices and debt indices. Certain special characteristics of and risks with these options are discussed below.

            CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If the fund wished to terminate its obligation to purchase or sell securities under a put or call option it has written, it may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, the fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index or currency and the market value of the option.

      In considering the use of options to hedge, particular note should be taken of the following:

            (1) The value of an option position will reflect, among other things, the current market price of the underlying security, index or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying instrument and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the fund's subadviser's ability to forecast the direction of price fluctuations in the underlying instrument.

            (2) At any given time, the exercise price of an option may be below, equal to or above the current market value of the underlying instrument.
Purchased options that expire unexercised have no value. Unless an option purchased by the fund is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

            (3) A position in an  exchange-listed  option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets of options on debt securities) only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such market exists. Although the fund intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to it. For example, because the fund may maintain a covered position with respect to any call option it writes on a security, it may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

            (4) Activities in the options market may result in a higher portfolio turnover rate and additional brokerage costs; however, the fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of market movements.

            (5) The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the fund cannot, as a practical matter, acquire and hold an investment portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

            Even if the fund could assemble an investment portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the fund as the call writer will not learn that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its investment portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

            If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index subsequently may change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

            CALL OPTIONS. The fund may write call options on securities to increase income in the form of premiums received from the purchasers of the options. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the fund will write covered call options on securities generally when its subadviser believes that the premium received by the fund, anticipated appreciation in the market price of the underlying security up to the exercise price of the option, will be greater than the total appreciation in the price of the security.

            The strategy also may be used to provide limited protection against a decrease in the market price of the security in an amount equal to the premium received for writing the call option, less any transaction costs. Thus, if the market price of the underlying security held by the fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the fund will be obligated to sell the security at less than its market value. The fund would lose the ability to participate in the value of such securities above the exercise price of the call option. The fund also gives up the ability to sell the portfolio securities used to cover the call option while the call option is outstanding.

      ILLIQUID SECURITIES:

      The fund will not purchase or otherwise acquire any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. The fund's ability to dispose of illiquid securities in a timely manner and for a fair price may be limited. Further, illiquid securities may trade at a discount from comparable, more liquid investments.

      OTC options and their underlying collateral are currently considered to be illiquid investments. The fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the fund. The assets used as cover for OTC options will be considered illiquid unless OTC options are sold to qualified dealers who agree that a fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      INDEX SECURITIES AND OTHER INVESTMENT COMPANIES:

      INDEX SECURITIES. The fund may invest up to 10% of its total assets in Standard and Poor's Depositary Receipts ("SPDRs"), Standard and Poor's MidCap 400 Depositary Receipts ("Mid Cap SPDRs") and other similar index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks. Index Securities are considered investments in other investment companies.

      INVESTMENT COMPANIES. The fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the fund becomes a shareholder of that investment company. As a result, the fund's shareholders indirectly bear the fund's proportionate share of the fees and expenses paid by the shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

      INVESTMENT GRADE/LOWER RATED SECURITIES:

      INVESTMENT GRADE SECURITIES. The fund may invest in investment grade debt and convertible securities. Investment grade securities include securities rated BBB or above by Standard & Poor's ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are deemed to be of comparable quality by the fund's subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. The fund may retain a security that has been downgraded below investment grade if, in the opinion of its subadviser, it is in the fund's best interest.

      LOWER RATED / HIGH-YIELD SECURITIES. The fund may invest up to 10% of its net assets in securities rated below investment grade, i.e., rated below BBB or Baa by S&P and Moody's, respectively, or unrated securities determined to be below investment grade by its subadviser. These securities are commonly referred to as "junk bonds" and are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. These securities are subject to specific risks that may not be present with investments of higher grade securities. These securities may have increased sensitivity to adverse economic changes and individual corporate developments, increased volatility in market prices and yields and decreased liquidity among dealers.

      REPURCHASE AND REVERSE REPURCHASE AGREEMENTS:

      REPURCHASE AGREEMENTS. The fund may invest up to 35% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which the fund purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the fund if the other party becomes bankrupt, the fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by its subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees ("Board").

      The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will the fund invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The fund always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the fund in each agreement, and the fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the fund's Custodian.

      REVERSE REPURCHASE AGREEMENTS. The fund may borrow up to 33 1/3% of its total assets by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the fund may decline below the price of the securities the fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities and the fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the fund's limitation on borrowing. However, the fund intends to enter into reverse repurchase agreements only as a temporary measure for extraordinary or emergency purposes and in order to meet redemption requests without immediately selling portfolio securities. See "Fundamental Investment Policies" for additional information.

      SHORT-TERM MONEY MARKET INSTRUMENTS:

      Under normal circumstances, the fund may invest up to 35% of its total assets in short-term money market instruments.

      BANKERS' ACCEPTANCES. The fund may invest in bankers' acceptances. Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF DEPOSIT ("CDs"). The fund may invest in CDs issued by domestic institutions with assets in excess of $1 billion. The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

      COMMERCIAL PAPER. The fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

      TEMPORARY DEFENSIVE PURPOSES:

      For temporary defensive purposes during anticipated periods of general market decline, the fund may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. For a description of S&P or Moody's commercial paper and corporate debt ratings, see the Appendix.

      U.S. GOVERNMENT SECURITIES:

      The fund may invest in U.S. Government securities. U.S. Government securities include a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

      INDUSTRY CLASSIFICATIONS

      For purposes of determining industry classifications, the fund relies upon classifications established by Heritage that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the SEC and in the S&P's Corporation Industry Classifications.

INVESTMENT LIMITATIONS
----------------------

      FUNDAMENTAL INVESTMENT POLICIES
      -------------------------------

      In addition to the limits disclosed above and the investment limitations described in the Prospectus, the fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      BORROWING MONEY. The fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and except that the fund may enter into reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, the fund may not purchase additional portfolio investments once borrowed obligations exceed 5% of total assets. When effecting reverse repurchase agreements, fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the Custodian and on the fund's records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, the fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. The fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

      CONCENTRATION. The fund may invest more than 25% of the value of its total assets taken at market value in the securities of issuers in any single industry There shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      ISSUING SENIOR SECURITIES. The fund may not issue senior securities, except as permitted by its investment objective, policies, and investment limitations, except that the fund may engage in transactions involving options, futures contracts, forward currency contracts or other financial instruments.

      UNDERWRITING. Subject to the following exception, the fund may underwrite the securities of other issuers: (1) the fund may underwrite securities to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws and (2) may invest not more than 15% of its net assets (taken at cost immediately after making such investment) in securities that are not readily marketable without registration under the 1933 Act.

      INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. With the following exceptions, the fund may not invest in commodities, commodity contracts or real estate (including real estate limited partnerships): the fund may purchase (1) securities issued by companies that invest in or sponsor such interests, and (2) purchase and sell options, futures contracts, forward currency contracts and other financial instruments.

      LOANS. The fund may not make loans, except under the following circumstances: (1) to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans and (2) where the fund may enter into repurchase agreements as permitted under its investment policies.

      NON-FUNDAMENTAL INVESTMENT POLICIES
      -----------------------------------

      The fund has adopted the following additional restrictions that, together with certain limits described in the Prospectus, may be changed by the Board without shareholder approval in compliance with applicable law, regulation or regulatory policy.

      INVESTING IN ILLIQUID SECURITIES. The fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale.

      SELLING SHORT AND BUYING ON MARGIN. The fund may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities; in addition, the fund may make margin deposits in connection with its use of forward currency contracts, futures contracts, options and other financial instruments.

      INVESTING IN INVESTMENT COMPANIES. The fund may not invest in securities issued by other investment companies except as permitted by the 1940 Act, except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

NET ASSET VALUE
---------------

      The net asset value per share of Class A shares, Class B shares and Class C shares is determined separately daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open for business. The Exchange normally is open for business Monday through Friday except the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

      The fund values its securities and other assets based on their market value determined as follows. A security listed or traded on the Exchange, or on The Nasdaq Stock Market, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market, market value is based on the most recent quoted bid price. When market quotations for options positions held by the fund are readily available, those positions will be valued based upon such quotations. Market quotations generally will not be available for options traded in the OTC market. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value using such methods as the Board believes would reflect fair value. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the fund calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

      All securities and other assets quoted in foreign currency and forward currency contracts are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the fund's Custodian. Foreign currency exchange rates generally are determined prior to the close of regular trading on the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of regular trading on the Exchange, which events will not be reflected in a computation of the fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board. The foreign currency exchange transactions of the fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

      The fund is open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the fund's close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the net asset value per share is not calculated. Calculation of net asset value of Class A shares, Class B shares and Class C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The fund calculates net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the fund's net asset value is calculated, such securities and other assets may be valued at fair value by methods as determined in good faith by or under procedures established by the Board.

      The Board may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the fund of securities owned by them is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of their net assets or (4) for such other periods as the SEC may by order permit for the protection of the holders of Class A shares, Class B shares and Class C shares.

PERFORMANCE INFORMATION
-----------------------

      Total return data of each class from time to time may be included in advertisements about each fund. Performance information may be computed separately for each class. Because Class B shares and Class C shares bear higher Rule 12b-1 fees, the performance of Class B shares and Class C shares of the fund likely will be lower than that of Class A shares.

      The fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in the fund's advertising and promotional materials are calculated for the one-year, five-year and ten-year periods (or life of the fund), according to the following formula:
                                    n
                              P(1+T) = ERV
           where: P    =      a hypothetical initial payment of $1,000
                  T     =     average annual total return
                  n     =     number of years
                  ERV   =     ending redeemable value of a hypothetical $1,000
                              payment made at the beginning of the period at the end of that period

      In calculating the ending redeemable value for Class A shares, the fund's current maximum sales charge of 4.75% is deducted from the initial $1,000 payment and, for Class B shares and Class C shares, the applicable CDSC imposed on a redemption of Class B shares or Class C shares held for the period is deducted. All dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

      In connection with communicating its average annual total return or cumulative return to current or prospective shareholders, the fund may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Investment performance also may not reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results to those of other mutual funds and investment vehicles.

      In addition, the fund may from time to time include in advertising and promotional materials total return or cumulative figures that are not calculated according to the formula set forth above or for other periods for each class of shares. For example, in comparing the fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar Mutual Funds or with such market indices as the Dow Jones Industrial Average and the S&P 500 Index, the fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The fund does not, for these purposes, deduct from the initial value invested any amount representing front-end sales charges charged on Class A shares or CDSCs charged on Class B shares and Class C shares. By not annualizing the performance and excluding the effect of the front-end sales charge on Class A shares and the CDSC on Class B shares and Class C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales charge or CDSC results in a higher rate of return than calculating total return net of the front-end sales charge.


INVESTING IN THE FUND
---------------------

      Class A shares, Class B shares and Class C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of the fund are explained in the Prospectus under "How to Invest."

      SYSTEMATIC INVESTMENT OPTIONS
      -----------------------------

      The options below allow you to invest continually in the fund at regular intervals.

      1. Automatic Investing -- You may authorize Heritage to process a monthly draft from your personal checking account for investment into the fund. The draft is returned by your bank the same way a canceled check is returned.

      2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits), you may have all or a portion of your payroll directed to the fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

      3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of the fund. The U.S. Government or agency will report to you all payments made.

      4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by Heritage ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

      You may change or terminate any of the above options at any time.

      RETIREMENT PLANS
      ----------------

      HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage Individual Retirement Account ("IRA"). An individual may make limited contributions to a Heritage IRA through the purchase of shares of the fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and, under certain circumstances, whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs are nondeductible, withdrawals from them will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact Heritage.

      Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

      OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase Class A shares of any Heritage Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to an initial purchase of Class A shares will be that normally applicable under the schedule of sales charges set forth in the prospectus to an investment 13 times larger than the initial purchase. The sales charge applicable to each succeeding monthly purchase of Class A shares will be that normally applicable, under the schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase Class C shares at any time.

      CLASS A COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)
      -----------------------------------------------------------

      Certain investors may qualify for the Class A sales charge reductions indicated in the sales charge schedule in the prospectus by combining purchases of Class A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing Class A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing Class A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of Class A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include Class A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales charge.

      The applicable Class A shares initial sales charge will be based on the total of:

            (i)  the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all Class A shares of the fund held by the investor and (b) all Class A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales charge (including Heritage Cash Trust shares acquired by exchange); and

            (iii) the net asset value of all Class A shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

      Class A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") purchased from February 1, 1992 through July 31, 1992, without payment of a sales charge will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales charge, unless those shares were acquired through an exchange of other shares that were subject to a sales charge.

      To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the distributor, Raymond James & Associates, Inc. ("Distributor"), with sufficient information to verify that each purchase qualifies for the privilege or discount.

      CLASS A STATEMENT OF INTENTION
      ------------------------------

      Investors also may obtain the reduced sales charges shown in the prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in Class A shares of the fund or any other Heritage Mutual Fund subject to a sales charge. Each purchase of Class A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales charge, you may include those shares in computing the amount necessary to qualify for a sales charge reduction.

      The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional Class A shares of the fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales charge in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES
----------------

      The methods of redemption are described in the section of the Prospectus entitled "How to Sell Your Investment."

      SYSTEMATIC WITHDRAWAL PLAN
      --------------------------

      Shareholders may elect to make systematic withdrawals from the fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an IRA, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan or other retirement plan, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.

      Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of Class C shares, if made in less than one year of the date of purchase, will be charged a CDSC of 1%. Systematic withdrawals of Class B shares, if made in less than six years of the date of purchase, will be charged the applicable CDSC. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSC for Class B shares and Class C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The fund, and the transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      A withdrawal payment is treated as proceeds from a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

      Ordinarily, a shareholder should not purchase additional Class A shares of the fund if maintaining a Systematic Withdrawal Plan of Class A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. The fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under the fund's Automatic Investment Plan.

      TELEPHONE TRANSACTIONS
      ----------------------

      Shareholders may redeem shares by placing a telephone request to the fund. The fund, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the fund, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      REDEMPTIONS IN KIND
      -------------------

      The fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

      RECEIVING PAYMENT
      -----------------

      If shares of the fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received in good order (as described below) before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSC for Class B shares and Class C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by the fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of fund shares can be directed to registered representatives of the Distributor, a participating dealer or to Heritage.

      A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Heritage, as transfer agent, under its current signature guarantee program.

      The fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the SEC. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSC, after the suspension is lifted. If a redemption check remains outstanding after six months, Heritage reserves the right to redeposit those funds into your account.

EXCHANGE PRIVILEGE
------------------

      An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by the fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day.

      If you or your Financial Advisor are unable to reach Heritage by telephone, an exchange can be effected by sending a telegram to Heritage. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

      Each Heritage Mutual Fund reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice.

CONVERSION OF CLASS B SHARES
----------------------------

      Class B shares automatically will convert to Class A shares, based on the relative net asset values per share of the two classes, eight years after the end of the month in which the shareholder's order to purchase was accepted. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which the Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A shares and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond eight years from the date of purchase. Heritage has no reason to believe that this condition for the availability of the conversion feature will not be met.

TAXES
-----

      GENERAL. The fund is treated as a separate corporation for Federal income tax purposes and intends to qualify for favorable tax treatment as a regulated investment company ("RIC") under the Code. To do so, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of Federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      DISPOSITION OF FUND SHARES; DISTRIBUTIONS. A redemption of fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of fund shares for shares of another Heritage Mutual Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares through a redemption or exchange within 90 days after purchase thereof and subsequently acquires Class A shares of the fund or of another Heritage Mutual Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if fund shares are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other fund shares (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      Dividends from the fund's investment company taxable income are taxable to its shareholders as ordinary income, to the extent of its earnings and profits, whether received in cash or in additional fund shares. Distributions of the fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, whether received in cash or in additional fund shares and regardless of the length of time the shares have been held. The portion of the dividends (but not the capital gain distributions) the fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the Federal alternative minimum tax.

      INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years thereunder. The fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

      Gains or losses (1) from the disposition of foreign currencies including foreign currency contracts, (2) on the disposition of each foreign-currency denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable exchange rate fluctuation between the time the fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

      HEDGING STRATEGIES. The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Certain foreign currency contracts in which the fund may invest will be "section 1256 contracts." Section 1256 contracts the fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

      Code section 1092 (dealing with straddles) also may affect the taxation of certain Hedging Instruments in which the fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options and forward currency contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

      If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or forward contract entered into by the fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Investors are advised to consult their own tax advisers regarding the status of an investment in the fund under state and local tax laws.

SHAREHOLDER INFORMATION
-----------------------

      Each share of the fund gives the shareholder one vote in matters submitted to shareholders for a vote. Class A shares, Class B shares and Class C shares of the fund have equal voting rights, except that, in matters affecting only a particular class or series, only shares of that class or series are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or the fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

FUND INFORMATION
----------------

      MANAGEMENT OF THE FUND
      ----------------------

      BOARD OF TRUSTEES. The business affairs of the fund is managed by or under the direction of the Board. The Trustees are responsible for managing the fund's business affairs and for exercising all the fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

      BACKGROUND OF THE TRUSTEES AND OFFICERS. The fund's Trustees and Officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), Raymond James & Associates, Inc. ("RJA"), Heritage and Eagle.

                              Position with                   Principal Occupation
           Name                each Trust                    During Past Five Years
           ----               -------------                  ----------------------

Thomas A. James* (56)          Trustee            Chairman  of the  Board  since  1986  and
880 Carillon Parkway                              Chief  Executive  Officer  since  1969 of
St. Petersburg, FL 33716                          RJF;  Chairman  of the Board of RJA since
                                                  1986;  Chairman  of the  Board  of  Eagle
                                                  since 1984 and Chief Executive Officer of
                                                  Eagle, 1994 to 1996.

Richard K. Riess* (49)         Trustee            Executive  Vice  President  and  Managing
880 Carillon Parkway                              Director  for  Asset  Management  of  RJF
St. Petersburg, FL 33716                          since 1998,  Chief  Executive  Officer of
                                                  Eagle  since  1996,  President  of Eagle,
                                                  1995 to present,  Chief Operating Officer
                                                  of Eagle,  1988 to 1995,  Executive  Vice
                                                  President of Eagle, 1988 to 1993.

Donald W. Burton (54)          Trustee            President  of  South   Atlantic   Capital
614 W. Bay Street, Suite 200                      Corporation (venture capital) since 1981.
Tampa, FL  33606

C. Andrew Graham (58)          Trustee            Vice President of Financial  Designs Ltd.
Financial Designs, Ltd.                           since 1992;  Executive  Vice President of
1775 Sherman Street, Suite 1900                   the Madison  Group,  Inc.,  1991 to 1992;
Denver, CO  80203                                 Principal  of  First   Denver   Financial
                                                  Corporation  (investment  banking)  since
                                                  1987.



                                           -25-

                              Position with                   Principal Occupation
           Name                each Trust                    During Past Five Years
           ----               -------------                  ----------------------

David M. Phillips (59)         Trustee            Chairman and Chief  Executive  Officer of
World Trade Center Chicago                        CCC  Information  Services,   Inc.  since
444 Merchandise Mart                              1994   and   of   InfoVest    Corporation
Chicago, IL  60654                                (information  services  to the  insurance
                                                  and   auto    industries   and   consumer
                                                  households) since 1982.

Eric Stattin (65)              Trustee            Litigation Consultant/Expert Witness  and
1975 Evening Star Drive                           private investor since 1988.
Park City, UT  84060

James L. Pappas (55)           Trustee            Lykes   Professor  of Banking and Finance
University of South Florida                       since 1986 at University of South Florida;
College of Business                               Dean of College of Business Administration .
  Administration                                  1987 to 1996
Tampa, FL  33620

Stephen G. Hill (39)           President          Chief Executive  Officer and President of
880 Carillon Parkway                              Heritage  since 1989 and  Director  since
St. Petersburg, FL 33716                          1994; Director of Eagle since 1995.

Donald H. Glassman (41)        Treasurer          Treasurer   of   Heritage   since   1989;
880 Carillon Parkway                              Treasurer of Heritage  Mutual Funds since
St. Petersburg, FL 33716                          1989.

Clifford J. Alexander (56)     Secretary          Partner,  Kirkpatrick & Lockhart LLP (law
1800 Massachusetts Ave., NW                       firm).
Washington, DC  20036

Patricia Schneider (58)       Assistant           Compliance Administrator of Heritage.
880 Carillon Parkway          Secretary
St. Petersburg, FL 33716

Robert J. Zutz (46)           Assistant           Partner,  Kirkpatrick  & Lockhart  LLP (law
1800 Massachusetts Ave., NW   Secretary           firm).
Washington, DC  20036



-----------------------

* These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

      The Trustees and officers of the Trust, as a group, own less than 1% of each class of the fund's shares outstanding. Each Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

      The Trust currently pays Trustees who are not employees of Heritage or its affiliates [$3,999] annually and [$1,500] per meeting of the Board. Each Trustee also is reimbursed for any expenses incurred in attending meetings. Because Heritage performs substantially all of the services necessary for the operation of each fund, the fund requires no employees. No officer, director or employee of Heritage receives any compensation from the fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ending October 31, 1998.

                                               COMPENSATION TABLE(1)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                    Total Compensation
                                                       Pension or                                   From the Trust and
                                  Aggregate        Retirement Benefits      Estimated Annual        the Heritage Family
          Name of Person,    Compensation From     Accrued as Part of       Benefits Upon           of Funds Paid to
             Position        the Series Trust      the Trust's Expenses       Retirement               Trustees(2)
--------------------------------------------------------------------------------------------------------------------------

Donald W. Burton, Trustee      $9,166.60                     $0                     $0                   $20,833

C. Andrew Graham, Trustee      $9,166.60                     $0                     $0                   $20,833

Thomas A. James,                  $0                         $0                     $0                      $0
Trustee

James L. Pappas,               $9,166.60                     $0                     $0                   $20,833
Trustee

David M. Phillips, Trustee     $________                     $0                     $0                   $_______

Richard K. Riess,                 $0                         $0                     $0                      $0
Trustee

Eric Stattin,                  $9,166.60                     $0                     $0                   $20,833
Trustee

---------------------------------------------------------------------------------------------------------------------------





-------------------------

(1) For the fiscal year ended October 31, 1999.

(2) The Heritage Mutual Funds consist of seven separate registered investment companies, including the Series Trust.

      INVESTMENT ADVISER AND ADMINISTRATOR; SUBADVISER
      ------------------------------------------------

      The investment adviser and administrator for the fund is Heritage Asset Management, Inc. Heritage was organized as a Florida corporation in 1985. All the capital stock of Heritage is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

      With respect to the fund, Heritage is responsible for overseeing the fund's investment and noninvestment affairs, subject to the control and direction of the fund's Board. The Trust, on behalf of the fund entered into an Investment Advisory and Administration Agreement with Heritage dated March 29, 1993 and last supplemented on September __, 1999. The Investment Advisory and Administration Agreements require that Heritage review and establish investment policies for the fund and administer the fund's noninvestment affairs.

      Under a Subadvisory Agreement, Eagle, subject to the direction and control of Heritage and the Board, provide investment advice and portfolio management services to the fund for a fee payable by Heritage.

      Heritage also is obligated to furnish the fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the fund. Heritage and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Heritage or its affiliates. The fund pays all its other expenses that are not assumed by Heritage. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

      The Advisory Agreement and the Subadvisory Agreement each were approved by the Board (including all of the Trustees who are not "interested persons" of the Trust, Heritage or Eagle, as defined under the 1940 Act) and by the shareholders of the fund in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Heritage, Eagle, or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the fund. The Advisory and Subadvisory Agreement each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Heritage, to the fund and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Heritage, or 90 days' written notice by Eagle. Under the terms of the Advisory Agreement, Heritage automatically becomes responsible for the obligations of Eagle upon termination of the Subadvisory Agreement. In the event Heritage ceases to be the investment adviser of the fund or the Distributor ceases to be principal distributor of shares of the fund, the right of the fund to use the identifying name of "Heritage" may be withdrawn.

      Heritage and Eagle shall not be liable to either fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the fund or for any losses that may be sustained in the purchase, holding or sale of any security.

      All of the officers of the fund except for Messrs.  Alexander and Zutz are
officers  or   directors  of  Heritage,   Eagle  or  their   affiliates.   These
relationships are described under "Management of the Fund."

      ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by the fund to Heritage is based on the fund's average daily net assets as listed in the Prospectus. Heritage has agreed to waive its management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.65% of the average daily net assets or to the extent that annual operating expenses attributable to Class B shares and Class C shares exceed 2.40% of average daily net assets attributable to that class during this fiscal year.

      Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to the fund for a fee paid by Heritage to Eagle with respect to the amount of fund assets under management equal to 50% of the fees payable to Heritage by the fund, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations.

      CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the fund's shares to which those expenses are attributable.

      BROKERAGE PRACTICES
      -------------------

      While the fund generally purchases securities for long-term capital gains, the fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. A 100% turnover rate would occur if all the securities in the fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The fund's turnover rate is expected to range between 200% and 400%.

      Eagle is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the fund necessarily will be paying the lowest commission or spread available. Rather, Eagle also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, Eagle may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, Eagle may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that Eagle determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle in connection with services to clients other than the fund.

      Eagle may use the Distributor, its affiliates or certain affiliates of Heritage as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Heritage will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      Eagle also may select other brokers to execute portfolio transactions. In the OTC market, the fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.

      The Board has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the ability to recapture fund expenses on certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc. and other self-regulatory organizations.

      Pursuant  to Section  11(a) of the  Securities  Exchange  Act of 1934,  as
amended,  the  fund  has  expressly  consented  to  the  Distributor   executing
transactions on an exchange on its behalf.

      DISTRIBUTION OF SHARES
      ----------------------

      Shares of the fund are offered continuously through the fund's principal underwriter, RJA, and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales charge remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the 1933 Act.

      The Distributor and Financial Advisors or banks with whom the Distributor has entered into dealer agreements offer shares of the fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of the fund. Pursuant to the Distribution Agreements with respect to Class A shares, Class B shares and Class C shares, the Distributor bears the cost of making information about the fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A, B and C shareholders and for maintaining shareholder accounts. The fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

      The fund has adopted a Distribution Plan for each class of shares (each a "Plan" and collectively the "Plans"). These Plans permit the fund to pay the Distributor the monthly distribution and service fee out of the fund's net assets to finance activity that is intended to result in the sale and retention of Class A shares, Class B shares and Class C shares. The Distributor, on Class C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. Each Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"). In approving such Plans, the Board determined that there is a reasonable likelihood that the fund and its shareholders will benefit from each Plan.

      As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class A shares and in connection with personal services rendered to Class A shareholders and the maintenance of Class A shareholder accounts, the fund may pay the Distributor distribution and service fees of up to 0.35% of that fund's average daily net assets attributable to Class A shares of that fund. Currently, the fund pays the Distributor a fee of up to 0.25% of its average daily net assets attributable to Class A shares. These fees are computed daily and paid monthly.

      As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of Class B shares and Class C shares and in connection with personal services rendered to Class B and Class C shareholders and the maintenance of Class B and Class C shareholder accounts, the fund pays the Distributor a service fee of 0.25% and a distribution fee of' 0.75% of that fund's average daily net assets attributable to Class B shares and Class C shares. These fees are computed daily and paid monthly.

      Each Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of the fund. The Board reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

      The Distribution Agreements may be terminated at any time on 60 days written notice without payment of any penalty by either party. The fund may effect such termination by vote of a majority of the outstanding voting securities of the fund or by vote of a majority of the Independent Trustees. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board cast in person at a meeting called for that purpose. If a Plan is terminated, the obligation of the fund to make payments to the Distributor pursuant to the Plan will cease and the fund will not be required to make any payment past the date the Plan terminates.

ADMINISTRATION OF THE FUND
--------------------------

      ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the fund; furnish office space and equipment; oversee the activities of the subadviser and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with Heritage. In addition, Heritage provides certain shareholder servicing activities for fund customers.

      Heritage also is the transfer and dividend reimbursing agent for the fund and serves as fund accountant for the fund. The fund pays Heritage its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent.

      CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the fund's assets. The Custodian also provides portfolio accounting and certain other services for the fund.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, D.C. 20036, serves as counsel to the Trust.

      INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, is the independent accountant for the Trust.

POTENTIAL LIABILITY
-------------------

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the fund or the Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the fund's obligations, that fund is required to use its property to protect or compensate the shareholder. On request, the fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                   APPENDIX

COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER DEBT RATINGS
----------------------------------------------------------------------------

PRIME-L. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the fund may invest are:

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. CORPORATE DEBT RATINGS
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.    Exhibits
            --------

            (a)         Declaration of Trust*

            (b)         Bylaws*

            (c)         Voting trust agreement - none

            (d)(i)(A)   Investment Advisory and Administration Agreement*

               (i)(B) Amended Schedule A relating to the addition of the Value Equity Fund*

               (i)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

               (i)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

               (i)(E) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

               (i)(F) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

               (ii) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

               (iii)(A) Subadvisory Agreement between Heritage Asset Management,
                        Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

               (iii)(B) Subadvisory Agreement between Heritage Asset Management,
                        Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                (iv)(A) Subadvisory Agreement between Heritage Asset Management,
                        Inc. and Eagle Asset Management, Inc.relating to Value Equity Fund*

                (iv)(B) Amended Schedule A relating to the addition of the
                        Small Cap Stock Fund*

                (iv)(C) Amended Schedule A relating to the addition of the
                        Growth Equity Fund*

                (iv)(D) Amended Schedule A relating to the addition of the
                        Mid Cap Growth Fund***

                (iv)(E) Amended Schedule A relating to the addition  of the
                        Aggressive Growth Fund+

                (iv)(F) Amended  Schedule A relating to the addition of the
                        Information Technology Fund (filed herewith)

                (v) Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio*

            (e)         Distribution Agreement*

            (f)         Bonus, profit sharing or pension plans - none

            (g)         Form of Custodian Agreement*

            (h)(i)      Form of Transfer Agency and Service Agreement*

               (ii)(A)  Form of Fund Accounting and Pricing Service Agreement*

               (ii)(B) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

               (ii)(C) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

               (ii)(D) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

            (i)         Opinion and consent of counsel (filed herewith)

            (j)         Consent of Independent Auditors (not applicable)

            (k)         Financial statements omitted from prospectus - none

            (l)         Letter of investment intent*

            (m)(i)(A)   Class A Plan pursuant to Rule 12b-1*

               (i)(B) Amended Schedule A relating to the addition of the Value Equity Fund*

               (i)(C) Amended Schedule A relating to the addition of the Growth Equity Fund*

               (i)(D) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

               (i)(E) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund

               (i)(F) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

               (ii)(A)  Class C Plan pursuant to Rule 12b-1*

               (ii)(B) Amended Schedule A relating to the addition of the Growth Equity Fund*

               (ii)(C) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

               (ii)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund+

               (ii)(E) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

               (iii)    Eagle Class Plan pursuant to Rule 12b-1*

               (iv)(A)  Class B Plan pursuant to Rule 12b-1***

               (iv)(B) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

               (iv)(C) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

            (n)(i)      Plan pursuant to Rule 18f-3*

               (ii)     Amended Plan pursuant to Rule 18f-3**

               (iii)    Amended Plan pursuant to Rule 18f-3+

                (iv) Amended Plan pursuant to Rule 18f-3 relating to the addition of the Information Technology Fund (filed herewith)

---------------------------

      * Incorporated by reference from the Post-Effective Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

      **    Incorporated   by  reference   from   the   Trust's   Post-Effective
            Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.

      ***   Incorporated   by  reference   from   the   Trust's   Post-Effective
            Amendment No. 15 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on October 31, 1997.

      +     Incorporated    by   reference   from   the  Trust's  Post-Effective
            Amendment No. 16 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on October 30, 1998.

Item 24.    Persons Controlled by or under
            Common Control with Registrant
            ------------------------------

            None.

Item 25.    Indemnification
            ---------------

      Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)   No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking;

            (ii) the Trust is insured against losses arising out of any such advance payments; or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

      Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

      Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Subadviser") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to

Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

      Paragraph 7 of the Distribution Agreement between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

      Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.

Item 26.    I.  Business and Other Connections of Investment Adviser
                ----------------------------------------------------

      Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Eagle's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33733. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein.

      Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, Growth Equity, Mid Cap Growth, Aggressive Growth and Information Technology Funds of the Trust. Heritage's offices are located at 880 Carillon Parkway, St. Petersburg, Florida 33733. Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

            II.  Business and Other Connections of Subadviser
                 --------------------------------------------

      Martin Currie Inc., a New York corporation, is a wholly owned subsidiary of Martin Currie Limited. Martin Currie Inc. is primarily engaged in the investment advisory business. Martin Currie Inc. provides subadvisory services to the Eagle International Equity Portfolio of the Trust. Martin Currie's offices are located at Edinburgh, Scotland. Information as to the officers and directors of Martin Currie Inc. is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

      Awad Asset Management, Inc. is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Awad is primarily engaged in the investment advisory business. Awad's offices are located at 477 Madison Ave., New York, NY. 10022. Information as to the officers and directors of Awad is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

      Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

      Osprey Partners Investment Management, LLC, Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 077702, is a registered investment adviser. Osprey is primarily engaged in the investment advisory business. Information as to the officers and directors of Osprey is included in the current Form ADV filed with the SEC and is incorporated by reference herein.

Item 27.    Principal Underwriter
            ---------------------

            (a) Raymond James & Associates, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716 is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

            (b) The directors and officers of the Registrant's principal underwriter are:

                           Positions & Offices                 Position
Name                       with Underwriter                    with Registrant
----                       -------------------                 ---------------

Thomas A. James            Chief Executive Officer, Director   Trustee

Robert F. Shuck            Executive VP, Director              None

Thomas S. Franke           President, Chief Operating          None
                           Officer, Director

Lynn Pippenger             Secretary/Treasurer, Chief          None
                           Financial Officer, Director

Dennis Zank                Executive VP of Operations          None
                           and Administration, Director

      The business address for each of the above directors and officers is 880 Carillon Parkway, St. Petersburg, Florida 33716.

Item 28.    Location of Accounts and Records
            --------------------------------

      For the Small Cap Stock Fund, the Mid Cap Growth Fund, the Value Equity Fund, the Growth Equity Fund, the Aggressive Growth Fund and the Information Technology Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended ("1940 Act"), are maintained by Heritage. For the Eagle International Equity Portfolio, the books and other documents required by Rule 31a-1 under the 1940 Act are maintained by the Portfolio's custodian, State Street Bank & Trust Company. Prior to March 1, 1994 the Trust's Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5), (6), (9), (10) and (11).

Item 29.    Management Services
            -------------------

            Not applicable.

Item 30.    Undertakings
            ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on September 3, 1999.


                                    HERITAGE SERIES TRUST


                                    By:   /s/ Stephen G. Hill
                                          ---------------------
                                          Stephen G. Hill
                                          President
Attest:

/s/ Donald H. Glassman
-----------------------------
Donald H. Glassman, Treasurer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                      Date
---------                            -----                      ----

/s/ Stephen G. Hill
---------------------                President             September 3, 1999
Stephen G. Hill

Thomas A. James*                     Trustee               September 3, 1999
---------------------
Thomas A. James

Richard K. Riess*                    Trustee               September 3, 1999
---------------------
Richard K. Riess

C. Andrew Graham*                    Trustee               September 3, 1999
---------------------
C. Andrew Graham

David M. Phillips*                   Trustee               September 3, 1999
---------------------
David M. Phillips

James L. Pappas*                     Trustee               September 3, 1999
---------------------
James L. Pappas

Donald W. Burton*                    Trustee               September 3, 1999
---------------------
Donald W. Burton


Eric Stattin*                        Trustee               September 3, 1999
---------------------
Eric Stattin

/s/ Donald H. Glassman
----------------------               Treasurer             September 3, 1999
Donald H. Glassman


*By: /s/ Donald H. Glassman
     ----------------------
     Donald H. Glassman,
     Attorney-In-Fact

                                INDEX TO EXHIBITS


Exhibit
Number      Description                                                    Page
-------     -----------                                                    ----

(a)         Declaration of Trust*

(b)         Bylaws*

(c)         Voting trust agreement - none

(d)(i)(A)   Investment Advisory and Administration Agreement*

   (i)(B)   Amended Schedule A relating to the addition of the Value Equity
            Fund*

   (i)(C)   Amended Schedule A relating to the addition of the Growth Equity
            Fund*

   (i)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

   (i)(E) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

   (i)(F) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

   (ii) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

   (iii)(A) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

   (iii)(B) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

   (iv)(A) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

   (iv)(B) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

   (iv)(C)  Amended Schedule A relating to the addition of the Growth Equity
            Fund*

   (iv)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

   (iv)(E) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

   (iv)(F) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

   (v) Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio*

(e)         Distribution Agreement*

(f)         Bonus, profit sharing or pension plans - none

(g)         Form of Custodian Agreement*

(h)(i)      Form of Transfer Agency and Service Agreement*

   (ii)(A)  Form of Fund Accounting and Pricing Service Agreement*

   (ii)(B) Amended Schedule A relating to the addition of the Mid Cap Growth Fund***

   (ii)(C) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

   (ii)(D) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

(i)         Opinion and consent of counsel (filed herewith)

(j)         Consent of Independent Auditors (not applicable)

(k)         Financial statements omitted from prospectus - none

(l)         Letter of investment intent*

(m)(i)(A)   Class A Plan pursuant to Rule 12b-1*

   (i)(B)   Amended Schedule A relating to the addition of the Value
            Equity Fund*

   (i)(C)   Amended Schedule A relating to the addition of the Growth
            Equity Fund*

   (i)(D) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

   (i)(E) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund+

   (i)(F) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

   (ii)(A)  Class C Plan pursuant to Rule 12b-1*

   (ii)(B)  Amended Schedule A relating to the addition of the Growth
            Equity Fund*

   (ii)(C) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

   (ii)(D) Amended Schedule A relating to the addition of the Mid Cap Growth Fund and Aggressive Growth Fund+

   (ii)(E) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

   (iii)    Eagle Class Plan pursuant to Rule 12b-1*

   (iv)(A)  Class B Plan pursuant to Rule 12b-1***

   (iv)(B) Amended Schedule A relating to the addition of the Aggressive Growth Fund+

   (iv)(C) Amended Schedule A relating to the addition of the Information Technology Fund (filed herewith)

(n)(i)      Plan pursuant to Rule 18f-3*

   (ii)     Amended Plan pursuant to Rule 18f-3**

   (iii)    Amended Plan pursuant to Rule 18f-3+

   (iv) Amended Plan pursuant to Rule 18f-3 relating to the addition of the Information Technology Fund (filed herewith)

---------------------------

      * Incorporated by reference from the Post-Effective Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

      **    Incorporated   by   reference   from   the  Trust's   Post-Effective

            Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.

      ***   Incorporated    by   reference   from  the  Trust's   Post-Effective
            Amendment No. 15 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on October 31, 1997.

      +     Incorporated    by  reference  from   the    Trust's  Post-Effective
            Amendment No. 16 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via EDGAR on October 30, 1998.


                                       3